Summary of significant accounting and reporting policies - Schedule of Useful Lives Most Commonly Used (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Building and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		6 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Bottom of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		3 years
Top of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		5 years